Share Capital and Dividends - Summary of Transaction Activity Related to Subordinate Voting Shares and Multiple Voting Shares (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Balance (in shares)	92,725,616	58,695,438
Balance (in shares)	95,195,816	92,725,616
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	$ 0	$ 0
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs		80,585,000
Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	1,708,000	2,935,000
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs		80,585,000
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares from exercise of stock options	$ 346,000	$ 299,000
Issuance of Subordinate Voting Shares from settlement of DSU (in shares)	152,632	63,874
Subordinate Voting Shares | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs	$ 600,000	$ 600,000
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)		157,882
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)		376,250
Subordinate Voting Shares | Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs		$ 1,086,000
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)		300,192
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares)	85,554,000	51,373,822
Balance (in shares)	87,871,568	85,554,000
Beginning balance	$ 300,901,000	$ 193,552,000
Ending balance	307,110,000	300,901,000
Issuance of Multiple Voting Shares from exercise of stock options	0	10,000
Issuance of Multiple Voting Shares from exercise of stock options	$ 536,000	$ 195,000
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)	0	2,750
Issuance of Subordinate Voting Shares from settlement of DSU (in shares)		63,874
Subordinate Voting Shares | Share Capital | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)	157,882
Subordinate Voting Shares | Share Capital | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)	580,500
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares)	7,171,616	7,321,616
Balance (in shares)	7,324,248	7,171,616
Beginning balance	$ 4,321,000	$ 3,985,000
Ending balance	4,857,000	4,321,000
Issuance of Multiple Voting Shares from exercise of stock options	$ 536,000	$ 518,000
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)	152,632	152,632